Derivative liability - Assumptions to determine fair value (Details) - Derivative liability	12 Months Ended
	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Price per share	$ 0.51	$ 1.85
Exercise price	$ 3.75	$ 3.75
Risk-free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	4.06	1.02
Expected volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	91	82
Expected dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	0	0
Expected life
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities | Y	1.85	2.85